Exhibit 99.1

World Omni Auto Receivables Trust 2013-A

Monthly Servicer Certificate

March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	188,316,050.86	17,128
Yield Supplement Overcollateralization Amount at 02/29/16	1,476,278.80	0
Receivables Balance at 02/29/16	189,792,329.66	17,128
Principal Payments	10,405,553.04	541
Defaulted Receivables	344,118.24	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	1,332,231.46	0
Pool Balance at 03/31/16	177,710,426.92	16,565

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	19.04%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	9,246,969.57
Actual Overcollateralization	9,246,969.57

Weighted Average APR	3.52%
Weighted Average APR, Yield Adjusted	4.29%
Weighted Average Remaining Term	30.25

Delinquent Receivables:
Past Due 31-60 days	2,883,227.55	211
Past Due 61-90 days	656,688.56	51
Past Due 91-120 days	89,717.19	8
Past Due 121 + days	0.00	0
Total	3,629,633.30	270

Total 31+ Delinquent as % Ending Pool Balance	2.04%

Recoveries	232,714.64

Aggregate Net Losses/(Gains) - March 2016	111,403.60

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	0.70%
Prior Period Net Loss Ratio	0.78%
Second Prior Period Net Loss Ratio	1.41%
Third Prior Period Net Loss Ratio	2.19%
Four Month Average	1.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.14%

Flow of Funds	$ Amount

Collections	11,199,871.46
Advances	(1,196.85)
Investment Earnings on Cash Accounts	4,229.35
Servicing Fee	(158,160.27)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,044,743.69

Distributions of Available Funds
(1) Class A Interest	103,588.79
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,358,654.37
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,246,969.57
(7) Distribution to Certificateholders	317,679.78
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,044,743.69

Servicing Fee	158,160.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 03/15/16	179,069,081.29
Principal Paid	10,605,623.94
Note Balance @ 04/15/16	168,463,457.35

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-3
Note Balance @ 03/15/16	65,178,081.29
Principal Paid	10,605,623.94
Note Balance @ 04/15/16	54,572,457.35
Note Factor @ 04/15/16	20.2120212%

Class A-4
Note Balance @ 03/15/16	94,934,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	94,934,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	18,957,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	18,957,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	121,439.97
Total Principal Paid	10,605,623.94
Total Paid	10,727,063.91

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	34,761.64
Principal Paid	10,605,623.94
Total Paid to A-3 Holders	10,640,385.58

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1343524
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7332996
Total Distribution Amount	11.8676520

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1287468
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.2800887
Total A-3 Distribution Amount	39.4088355

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	128.11
Noteholders' Principal Distributable Amount	871.89

Account Balances	$ Amount

Advances
Balance as of 02/29/16	28,322.03
Balance as of 03/31/16	27,125.18
Change	(1,196.85)

Reserve Account
Balance as of 03/15/16	2,311,742.39
Investment Earnings	764.68
Investment Earnings Paid	(764.68)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39